LONG-TERM INVESTMENTS - Equity method investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
LONG-TERM INVESTMENTS
Revenue	$ 182,603	$ 352,860	$ 613,641
Gross profit	70,234	92,358	118,857
Net income (loss)	(75,808)	(31,086)	(43,346)
Net income/(loss) attributable to ordinary shareholders	(75,733)	(31,020)	(43,243)
Non-current assets	4,607	9,698
Current liabilities	195,367	155,111
Equity method investments
LONG-TERM INVESTMENTS
Revenue	13,447	32,966	61,372
Gross profit	674	12,028	21,910
Income/(loss) from operations	(10,841)	1,036	10,204
Net income (loss)	(10,522)	1,987	9,814
Net income/(loss) attributable to ordinary shareholders	(10,522)	1,987	$ 9,814
Current assets	193,138	220,034
Non-current assets	26,923	28,548
Current liabilities	15,547	14,173
Non-current liabilities	$ 865	$ 700